Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

Note 15—Subsequent Events

The Company has performed an evaluation of subsequent events through the date the financial statements were issued.

On November 3, 2011, REG Danville, LLC entered into an Amended and Restated Loan Agreement with Fifth Third Bank. The renewed term loan has a three year term with an automatic one year extension upon certain cumulative principal payment thresholds being met. See "Note 9—Borrowings" for further description of the term loan.

The Company has filed a registration statement under the Securities Act of 1933 to sell common stock. Immediately prior to the completion of this offering, the Company expects to effect a one-for-2.5 reverse stock split and adjust the number of shares under the 2009 Stock Incentive Plan and the Amended and Restated Certificate of Incorporation of Renewable Energy Group, Inc. and its Subsidiaries, as well as the share amounts of stock grants under the plan and the number of options and exercise prices of options under the plan as a result of the one-for-2.5 reverse stock split. All numbers of common shares and per share data in the accompanying condensed consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse stock split and the changes to the 2009 Stock Incentive Plan and the Amended and Restated Certificate of Incorporation of the Company.

Note 25—Subsequent Events

The Company has performed an evaluation of subsequent events through the date the financial statements were issued.

The AgStar Line expired on March 7, 2011. The Company was able to extend the terms of the line of credit with the bank. The borrowing capacity of the line of credit remained at $2,350 and matures on March 5, 2012.

The Company has filed a registration statement under the Securities Act of 1933 to sell common stock. Immediately prior to the completion of this offering, the Company expects to effect a one-for-2.5 reverse stock split and adjust the number of shares under the 2009 Stock Incentive Plan and the Amended and Restated Certificate of Incorporation of Renewable Energy Group, Inc. and its Subsidiaries, as well as the share amounts of stock grants under the plan and the number of options and exercise prices of options under the plan as a result of the one-for-2.5 reverse stock split. All numbers of common shares and per share data in the accompanying consolidated financial statements and related notes have been retroactively adjusted to give effect to the reverse stock split and the changes to the 2009 Stock Incentive Plan and the Amended and Restated Certificate of Incorporation of the Company.